    As filed with the Securities and Exchange Commission on August 5, 2003
                                                   Commission File Nos. 33-43501
                                                                        811-3199

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-4

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [_]
        Pre-Effective Amendment No.                                 [_]
        Post-Effective Amendment No. 17                             [X]
             and
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [_]
        Amendment No. 90                                            [X]

                    KILICO Variable Annuity Separate Account
                           (Exact Name of Registrant)
                     Kemper Investors Life Insurance Company
                           (Name of Insurance Company)

   1600 McConnor Parkway, Schaumburg, Illinois                      60196-6801
   (Address of Insurance Company's Principal Executive Offices)     (Zip Code)
   Insurance Company's Telephone Number, including Area Code:     (847) 874-4000

                             Debra P. Rezabek, Esq.
                              1600 McConnor Parkway
                         Schaumburg, Illinois 60196-6801
                     (Name and Address of Agent for Service)

                                   Copies To:

          Frank J. Julian, Esq.                       Joan E. Boros, Esq.
  Kemper Investors Life Insurance Company         Christopher S. Petito, Esq.
           1600 McConnor Parkway                       Jorden Burt LLP
      Schaumburg, Illinois 60196-6801         1025 Thomas Jefferson Street, N.W.
                                                          Suite 400E
                                                    Washington, D.C. 20007

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)
  [_]  immediately upon filing pursuant to paragraph (b) of Rule 485
  [_]  on (date) pursuant to paragraph (b) of Rule 485
  [X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [_]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
  [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
  Units of Interest in Separate Account under the Contracts

  No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

                                 SAVINGS CLAUSE

This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, for the sole purpose of filing supplements to the May 1, 2003 Scudder Passport Prospectus and Statement of Additional Information and of making certain changes to Part C of such Registration Statement. Accordingly, except as heretofore amended, this Amendment does not otherwise delete, amend or supercede any Prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement, which are incorporated by reference to the extent required and permitted by applicable law.

                        SUPPLEMENT DATED __________, 2003
                     TO THE PROSPECTUS DATED MAY 1, 2003 FOR
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                INDIVIDUAL AND GROUP VARIABLE AND MARKET ADJUSTED
                           DEFERRED ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                                SCUDDER PASSPORT
                                    Issued By
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                       and
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends information contained in your Scudder Passport Annuity Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

1. The Section entitled "Kemper Investors Life Insurance Company" appearing on page 9 of the Prospectus is amended by adding the following to the end thereof:

                  "On September 1, 2003 (the "Closing Date"), Kemper Investors Life Insurance Company ("KILICO") transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company ("FKLA"). Prior to the Closing Date, KILICO, FKLA, Zurich Life Insurance Company of America ("ZLICA"), and Fidelity Life Association, a Mutual Legal Reserve Company operated under the trade name "Zurich Life".

                  These transfers were part of a larger transaction pursuant to a Stock and Asset Purchase Agreement, dated as of May 29, 2003 (the "Purchase Agreement"), between Zurich Holding Company of America, Kemper Corporation, KILICO, Zurich Financial Services, Banc One Insurance Holdings, Inc. ("BOIH"), and Bank One Corporation. Under the Purchase Agreement, BOIH acquired the capital stock of FKLA, ZLICA, and certain KILICO subsidiaries, including Investors Brokerage Services, Inc. and PMG Asset Management, Inc. The Purchase Agreement does not directly relate to the Contracts, although other new agreements do apply.

                  In a contemporaneous transaction, FKLA and KILICO entered into a coinsurance agreement under which FKLA will administer and 100% reinsure certain lines of business currently underwritten by KILICO, including the Contracts. The coinsurance arrangement does not change KILICO's obligations to Contractholders under the Contracts and does not create any obligations for FKLA to Contractholders under the Contracts.

                  The issuer, benefits and provisions of the Contract are not changed by any of the transactions and agreements described above."

2. Effective September 1, 2003, Investors Brokerage Services, Inc. and PMG Asset Management, Inc. no longer are affiliated with Kemper Investors Life Insurance Company. Any reference in the Prospectus to affiliation between these companies is deleted. Specifically, the Section entitled "DISTRIBUTION OF CONTRACTS" appearing on page 30 of the Prospectus is amended by deleting the first sentence of the second paragraph thereof.

******************************************

For use in all states

                        SUPPLEMENT DATED __________, 2003
          TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003 FOR
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

             INDIVIDUAL AND GROUP VARIABLE AND MARKET VALUE ADJUSTED
                           DEFERRED ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                                SCUDDER PASSPORT
                                    Issued By
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                       and
                     KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends information contained in the Scudder Passport Statement of Additional Information.

The Section entitled "SERVICES TO THE SEPARATE ACCOUNT" appearing on page 1 of the Statement of Additional Information is amended by adding the following to the end of the first paragraph thereof:

         "Effective September 1, 2003, Federal Kemper Life Assurance Company administers and 100% reinsures the Contracts pursuant to a coinsurance agreement entered into with KILICO."

The Section entitled "FINANCIAL STATEMENTS" appearing on page 4 of the Statement of Additional Information is amended by adding the following to the end thereof:

         "Effective September 1, 2003, Federal Kemper Life Assurance Company ("FKLA") administers and 100% reinsures the Contracts pursuant to a coinsurance agreement entered into with KILICO. Pursuant to the coinsurance agreement, KILICO transferred certain of its assets to FKLA. This Statement of Additional Information also contains pro forma financial statements for KILICO as of December 31, 2002 and June 30, 2003 to show how the coinsurance agreement might have affected the historical financial statements if the coinsurance agreement had been in effect during the applicable periods."

         KILICO PRO FORMA FINANCIAL STATEMENTS TO BE FILED BY AMENDMENT

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements included in Part B:

     KILICO Variable Annuity Separate Account

           Report of Independent Accountants

           Combined Statement of Assets and Liabilities and Contract Owners' Equity as of December 31, 2002

           Combined Statement of Operations for the Year Ended December 31, 2002

           Combined Statements of Changes in Contract Owners' Equity for the Years Ended December 31, 2002 and 2001

           Notes to Financial Statements

     Kemper Investors Life Insurance Company and Subsidiaries

           Report of Independent Accountants

           Kemper Investors Life Insurance Company and Subsidiaries Consolidated Balance Sheets as of December 31, 2002 and 2001

           Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statement of Operations, years ended December 31, 2002, 2001 and 2000

           Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Comprehensive Income, years ended December 31, 2002, 2001 and 2000

           Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statement of Stockholder's Equity, years ended December 31, 2002, 2001 and 2000

           Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statement of Cash Flows, years ended December 31, 2002, 2001 and 2000

           Notes to Consolidated Financial Statements

           Kemper Investors Life Insurance Company Pro Forma Condensed Balance Sheets, as of December 31, 2002 and June 30, 2003 (unaudited) (To be filed by amendment)

           Kemper Investors Life Insurance Company Pro Forma Condensed Statements of Income, year ended December 31, 2002 and six month period ended June 30, 2003 (unaudited) (To be filed by amendment)

           Notes to Pro Forma Financial Statements (unaudited) (To be filed by amendment)

(b)  Exhibits:

/4/1.1 A copy of resolution of the Board of Directors of Kemper Investors Life Insurance Company dated September 13, 1977.

/4/1.2 A copy of Record of Action of Kemper Investors Life Insurance Company dated April 15, 1983.

/6/1.3   Plan of Reorganization.

2.       Not Applicable.

/2/3.1 Distribution Agreement between Investors Brokerage Services, Inc. and KILICO.

/1/3.2   Addendum to Kemper Financial Services, Inc. Selling Group Agreement.

/5/4.1   Form of Group Variable and Market Value Adjusted Annuity Contract.

/5/4.2 Form of Certificate to Variable and Market Value Adjusted Annuity Contract and Enrollment Application.

/5/4.3 Form of Individual Variable and Market Value Adjusted Annuity Contract and Enrollment Application.

/5/4.4 Form of Endorsement to Variable and Market Value Adjusted Deferred Annuity Contract.

/5/4.5 Form of Endorsement to Certificate to Variable and Market Value Adjusted Deferred Annuity Contract.

/5/5.    Form of Application.

/2/6.1   Kemper Investors Life Insurance Company Articles of Incorporation.

/5/6.2   Kemper Investors Life Insurance Company Bylaws.

/11/7. Coinsurance Agreement between KILICO and Federal Kemper Life Assurance Company.

/7/8 Fund Participation Agreement among Kemper Investors Life Insurance Company, Kemper Investors (now known as Scudder Variable Series II), Zurich Kemper Investments, Inc. and Kemper Distributors, Inc.

/6/9.    Opinion and Consent of Counsel.

/12/10.  Consent of PricewaterhouseCoopers LLP, Independent Accountants.

11.      Not Applicable.

12.      Not Applicable.

/6/13.1  Schedules for Computation of Performance Information.


/3/13.2 Schedule for Computation of Performance Information for Scudder Small Cap Growth Subaccount.

/3/13.3 Schedules for Computation of Performance Information for Scudder Investment Grade Bond, Value, Scudder Small Cap Value, and SVS Focus Value+Growth.

/10/17.1 Schedule III: Supplementary Insurance Information (years ended December
         31, 2002 and 2001)

/10/17.2 Schedule IV: Reinsurance (year ended December 31, 2002)

/9/17.3  Schedule IV: Reinsurance (year ended December 31, 2001)

/8/17.4    Schedule IV: Reinsurance (year ended December 31, 2000)

/10/17.5 Schedule V: Valuation and qualifying accounts (year ended December 31, 2002)

/9/17.6 Schedule V: Valuation and qualifying accounts (year ended December 31, 2001)

/8/17.7 Schedule V: Valuation and qualifying accounts (year ended December 31, 2000)

__________________

/1/ Incorporated herein by reference to Exhibits filed with Amendment No. 32 to the Registration Statement on Form 4 for KILICO Variable Annuity Separate Account (File No. 811-3199) filed on or about April 27, 1995.

/2/ Incorporated herein by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

/3/ Incorporated by reference to Exhibits filed with Amendment No. 9 to the Statement on Form N-4 for KILICO (File No. 333-43501) filed on or about April 26, 1996.

/4/ Incorporated herein by reference to Exhibits filed with the Registration Statement on Form N-4 for KILICO (File No. 333-22375) filed on or about February 26, 1997.

/5/ Incorporated herein by reference to Amendment No. 2 to the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 23, 1997.

/6/ Incorporated herein by reference to Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-43501) filed on or about April 28, 1997.

/7/ Incorporated by reference to Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

/8/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2000 filed on or about March 28, 2001.

/9/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2001 filed on or about March 29, 2002.

/10/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2002 filed on or about March 27, 2003.

/11/ Incorporated by reference to Form 8-K for Kemper Investors Life Insurance Company filed on or about ____________.

/12/ Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 33-43501) filed on or about April 28, 2003.

Item 25. Directors and Officers of Kemper Investors Life Insurance Company [TO BE UPDATED BY AMENDMENT]

         The directors and officers of KILICO are listed below together with their current positions. The address of each officer and director is 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

        Name                                                      Office with KILICO
        ----                                                      ------------------
Martin D. Feinstein ...................  Chairman of the Board
Gale K. Caruso ........................  President, Chief Executive Officer and Director
Frederick L. Blackmon .................  Executive Vice President, Chief Financial Officer and Director
Russell M. Bostick ....................  Executive Vice President and Chief Information Officer

Mark A. Davis .........................    Executive Vice President and Chief Actuary
Edward K. Loughridge ..................    Executive Vice President and Corporate Development Officer
Debra P. Rezabek ......................    Executive Vice President, General Counsel, Corporate Secretary and Director
Richard M. Sousa ......................    Executive Vice President and Director
George Vlaisavljevich .................    Executive Vice President and Director

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

          Response to this item is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000. Effective Sepember 1, 2003, the following companies are no longer affliated with KILICO: Federal Kemper Life Assurance Company, Zurich Life Insurance Company of America, Zurich Life Insurance Company of New York, Zurich Direct, Inc., Investors Brokerage Services, Inc., Investors Brokerage Insurance Agency, Inc., PMG Life Agency, Inc., PMG Marketing, Inc., PMG Securities Corporation and PMG Asset Management, Inc. and any subsidiaries of such companies.

Item 27.  Number of Contract Owners

          At June 30, 2003, the Registrant had approximately 4,054 qualified and non-qualified Scudder Passport Contract Owners.

Item 28.  Indemnification

          To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company ("KILICO") provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee or agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a)  Principal Underwriter

         Investors Brokerage Services, Inc. acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, Kemper Investors Life Insurance Company Variable Annuity Account C and FKLA Variable Separate Account.


Item 29.(b) Information Regarding Principal Underwriter, Investors Brokerage Services, Inc. [TO BE UPDATED BY AMENDMENT]

         The address of each officer is 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

       Name and Principal                                                Position and Offices
        Business Address                                                   with Underwriter
        ----------------                                                   ----------------
Gale K. Caruso ................................................        Chairman and Director
Michael E. Scherrman ..........................................        President and Director
David S. Jorgensen ............................................        Vice President and Treasurer
Thomas K. Walsh ...............................................        Asst. Vice President & Chief
                                                                       Compliance Officer
Debra P. Rezabek ..............................................        Secretary
Frank J. Julian ...............................................        Assistant Secretary
Allen R. Reed .................................................        Assistant Secretary
George Vlaisavljevich .........................................        Director

Item 29.(c)

Not Applicable.

Item 30.  Location of Accounts and Records

          Accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 or at Deutsche Investment Management Americas Inc., 222 South Riverside Plaza, Chicago, Illinois 60606-5808.

Item 31.  Management Services

          Not Applicable.

Item 32.  Undertakings and Representations

Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

          Kemper Investors Life Insurance Company ("KILICO") represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Schaumburg and State of Illinois on the 4th day of August, 2003.

                         KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                         (Registrant)
                         By: Kemper Investors Life Insurance Company

                         BY:  /s/  Gale K. Caruso
                         -------------------------------------------------------
                         Gale K. Caruso, President and Chief Executive Officer

                         KEMPER INVESTORS LIFE INSURANCE COMPANY
                         (Depositor)

                         BY:  /s/  Gale K. Caruso
                         -------------------------------------------------------
                         Gale K. Caruso, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 4th day of August, 2003.

        Signature                                    Title
        ---------                                    -----

/s/  Gale K. Caruso              President, Chief Executive Officer and Director
----------------------------     (Principal Executive Officer)
Gale K. Caruso

/s/  MARTIN D. FEINSTEIN         Chairman of the Board
----------------------------
Martin D. Feinstein

/s/  Frederick L. Blackmon       Executive Vice President, Chief Financial
----------------------------     Officer and Director (Principal Financial
Frederick L. Blackmon            Officer and Principal Accounting Officer)

/s/  DEBRA P. REZABEK            Director
----------------------------
Debra P. Rezabek

/s/  RICHARD M. SOUSA            Director
--------------------------
Richard M. Sousa

/s/  GEORGE VLAISAVLJEVICH       Director
----------------------------
George Vlaisavljevich